Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Benefit Plans

Note 8—Benefit Plans

The following table details the components of pension benefit cost: (in thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Service cost	$—	$—	$70	$—
Interest cost	71	—	263	—
Expected return on plan assets	(112)	—	(336)	—
Amortization of transition obligations	—	—	70	—
Amortization of net loss	(1)	—	2	—

Net benefit cost	$(42)	$—	$69	$—

There were no employer contributions made during the nine months ended September 30, 2014. As of March 31, 2014, benefit accruals in the plan were frozen resulting in a gain on reduction of pension liability of $0.0 and $2.2 million for the three and nine months ended September 30, 2014, respectively. No such gain was recorded for the three and nine months ended September 30, 2013.

Note 7—Benefit Plans

The Partnership maintains a defined benefit pension plan covering 34 of its employees, of which two are retired, four have deferred vested termination, and one is a survivor. Benefits are based on the employee’s years of service and compensation. The Partnership’s plans are funded in conformity with the funding requirements of ASC 715 as of December 31, 2013. As a result of the Oxford acquisition (refer to “Note 4” above) on June 26, 2013, the Partnership assumed the defined benefit pension plan, and therefore, no pension benefit plan was in effect prior to such date.

The authoritative guidance for defined benefit pension plans requires an employer to recognize the overfunded or underfunded status as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through other comprehensive income.

A summary of the pension benefit as of the and the year ended December 31, 2013 is set forth in the below tables (in thousands):

Change in benefit obligation
Benefit obligation at beginning of year	$—
Oxford assumed benefit obligation	9,045
Service cost	144
Interest cost	203
Actuarial (gain) loss	(350)
Benefits paid	(24)
Benefit obligation at end of year	$9,018
Change in plan assets
Fair value of plan assets at beginning of year	$—
Oxford assumed plan assets	6,523
Actual return on plan assets	1,012
Employer contributions	10
Benefit paid	(24)
Fair value of plan assets at end of year	$7,521

The funding levels of all qualified pension plans are in compliance with standards set by applicable law or regulation. As shown in the table below, the current pension plan is underfunded. All defined benefit pension obligations, regardless of the funding status of the underlying plans, are fully supported by the financial strength of the Partnership.

Assets in excess of (less than) benefit obligation at December 31, 2013
Vested amount	$(7,039)
Additional benefits required	(1,979)
Projected benefit obligation	(9,018)
Funded amount	7,521
Unfunded amount	$(1,497)
Other amounts recognized in other comprehensive loss during the year ended December 31, 2013
Assets in excess of (less than) benefit obligation at end of period	$(1,497)
Amounts recorded in the consolidated balance sheet consist of:
Accrued benefit liability	(1,497)
Total recorded	$(1,497)
Amounts recorded in accumulated other comprehensive income consist of:
Pension obligation adjustment	$1,168
Total recorded in accumulated other comprehensive income	$1,168

The long-term expected rate of return on funded assets shown below is established for each benefit plan by developing a forward-looking, long-term return assumption for each asset class, taking into account factors such as the expected real return for the specific asset class and inflation. A single, long-term rate of return is then calculated as the weighted average of the target asset allocation percentages and the long-term return assumption for each asset class.

The discount rate is determined by constructing a portfolio of high-quality, noncallable bonds with cash flows that match estimated outflows for benefit payments.

Weighted average assumptions to determine benefit obligation at December 31, 2013
Discount rate	4.75%
Expected rate of return	6.00%
Rate of compensation increase	4.00%
Inflation	3.00%
Components of net periodic benefit cost for the year ended December 31, 2013
Service cost	$144
Interest cost	203
Expected return on plan assets	(195)
Amortization of transition obligation	140
Net period benefit cost	$292

The following benefit payments are expected to be paid over the next ten years (in thousands):

2014	$50
2015	49
2016	104
2017	175
2018	222
2019—2023	$2,422

The Partnership’s investment strategy for benefit plan assets reflects a long-term view, a careful assessment of the risks inherent in various asset classes and broad diversification to reduce the risk of the portfolio. Studies are periodically conducted to establish the preferred target asset allocation percentages. The Partnership, along with its investment manager, determines the investment policies and strategies for the plan assets to determine the allocations to the various asset classes based on the results of the studies targeted percentages. The following tables below set forth the breakout of asset categories as of December 31, 2013 (in thousands):

Plan assets by category
Equity securities	$7,398
Debt securities	117
Cash	6
Total Assets	$7,521

Plan assets by category
Equity securities	98.3%
Debt securities	1.6%
Cash	0.1%
Total Assets	100%

The following tables set forth by level, within the fair value hierarchy, the fair value of pension assets and liabilities as of December 31, 2013 (in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Pension assets	$7,404	117	—	$7,521

The fair value measurement levels are accounting terms that refer to different methods of valuing assets. The terms do not represent the relative risk or credit quality of an investment.